Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity accounted investments [Abstract]
Equity accounted investments [text block]
(in USD million)	2020	2019

Net investments at 1 January	1,487	2,862
Net income/(loss) from equity accounted investments	53	164
Acquisitions and increase in capital	995	188
Dividend and other distributions	(141)	(273)
Other comprehensive income/(loss)	21	(10)
Divestments, derecognition and decrease in paid in capital	(147)	(1,444)

Net investments at 31 December	2,270	1,487

Included in equity accounted investments	2,262	1,441
Other long-term receivable in equity accounted investments	8	46